Schedule IV - Mortgage Loans On Real Estate Assets	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE ASSETS
SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE ASSETS

The following is a summary of our mortgage loans receivable as of December 31, 2012 (in thousands):

Mortgage Loans	Description	Security	Interest Rate		Maturity Date	Periodic Payment Terms	Face Amount of Mortgages	Carrying Amount of Mortgages
MacNeal Hospital Medical Office Building Berwyn, Illinois	Medical Office Building	Property	10.95%	(1)	5/1/2013	(3)	$7,500	$7,500
MacNeal Hospital Medical Office Building Berwyn, Illinois	Medical Office Building	Property	10.95	(1)	5/1/2013	(3)	7,500	7,500
St. Luke’s Medical Office Building Phoenix, Arizona	Medical Office Building	Property	10.85	(2)	5/1/2013	(3)	3,750	3,750
St. Luke’s Medical Office Building Phoenix, Arizona	Medical Office Building	Property	10.85	(2)	5/1/2013	(3)	1,250	1,250
Total							$20,000	$20,000
_______________________________________

(1)	The effective interest rate based on the purchase price of these notes is 14.60% as of December 31, 2012.

(2)	The effective interest rate based on the purchase price of these notes is 14.47% as of December 31, 2012.

(3)	Interest only, with principal due on maturity.
The following shows changes in the carrying amounts of mortgage loans receivable during the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance as of the beginning of the year	$57,459	$57,091	$54,763
Additions:
Amortization of discount and capitalized loan costs, net	—	368	2,328
Deductions:
Mortgage loan included in the consideration for the acquisition of a building	(37,264)	—	—
Write-off of capitalized closing costs	(195)	—	—
Balance as of the end of the year	$20,000	$57,459	$57,091